UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION Washington, DC
20549
				FORM 13F
			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended:
September 30, 2000
Check here if Amendment	  [     ]
Amendment Number:
This Amendment  :		    [     ]     is a
restatement
				Adds new holdings
entries.
Institutional Investment Manager Filing this report:
Nevis Capital Management, Inc.
1119 Saint Paul St.


Baltimore, MD  21202
13F File Number:		    28-5688
The institutional investment manager filing
this report and the person by whom it is signed
hereby represent that the person signing the
report is authorized to submit it;  that all
information contained herein is true, correct
and complete;  and that it is understood that
all required items, statements, schedules,
lists, and tables are considered integral parts
of this form.
Person Signing this Report on Behalf of
Reporting Manager:
David R. Wilmerding, III
President
(410) 385-2645
David R. Wilmerding, III      Baltimore,
Maryland
October 25, 2000
Report Type:
[    ]    13F HOLDINGS REPORT
[    ]    13F NOTICE
[    ]    13F COMBINATION REPORT
List of Other Managers Reporting for this
Manager:
None
I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES BY THE SECURITIES EXCHANGE ACT OF
1934.
FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: NONE



Form 13F Information Table Entry
Total: 25
Form 13F Information Table Value
Total: 1,522,667
FORM 13F INFORMATION
TABLE
Nevis Capital Management, Inc.
FORM 13F
September 30, 2000

                                                                Voting Authority
                                                                --------------------------
                        Value   Shares/ Sh/     Put/    Invstmt Other
Name of Title ofCUSIP   (x$1000)Prn Amt Prn     Call
Dscretn ManagersSole    Shared  None
-------------------------------------------     ----    -------
--------------------------------

Aether SCOM     00808v10   29508  279700SH              Sole
279700
Agile   COM     00846X10   11872  132000SH              Sole
132000
AmericanCOM     02991220  148141 3930781SH
Sole                     3930781
Ariba InCOM     04033V10    7880   55000SH              Sole
55000
Armor HoCOM     04226010   35702 2380100SH              Sole
2380100
BEA SystCOM     07332510   81412 1045425SH              Sole
1045425
CSG SystCOM     12634910   44489 1534100SH              Sole
1534100
Clear ChCOM     18450210   84759 1500157SH              Sole
1500157
ConductuCOM     20678410   15193 1030000SH              Sole
1030000
ConneticCOM     20819210   52625 2181355SH              Sole
2181355
Ebenx InCOM     27866810     509   45000SH              Sole
45000
Gene LogCOM     36868910    5060  220000SH              Sole
220000
HealthsoCOM     42192410    9197 1131981SH              Sole
1131981
HyperionCOM     44914M10   52965 2046967SH              Sole
2046967
LightspaCOM     53226T10     177   72500SH              Sole
72500
MicrostrCOM     59497210   62838 2300700SH              Sole
2300700
Net CreaCOM     64110N10    3962  370700SH              Sole
370700
ParametrCOM     69917310   14579 1332911SH              Sole
1332911
Peapod  COM     70471810    3131 2329767SH              Sole
2329767
Primus  COM     74163Q10   22310 1506159SH              Sole
1506159
RationalCOM     75409P20  320729 4623120SH              Sole
4623120
SBA CommCOM     78388J10  109792 2617988SH
Sole                     2617988
Vicor CoCOM     92581510  175839 3241273SH              Sole
3241273
Vitesse COM     92849710  109162 1227404SH              Sole
1227404
Wind RivCOM     97314910  120837 2520713SH              Sole
2520713
REPORT S      25DATA REC 1522667        0       OTHER
MANAGERS ON WHOSE BEHALF REPORT IS FILED



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